Other Provisions - Provision for Silicosis Settlement - Narative (Details) - ZAR (R) R in Billions		12 Months Ended
	Jul. 26, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Silicosis And Tuberculosis Class Action Suit [Member] | Occupational Lung Disease Working Group [Member]
Disclosure of other provisions [line items]
Settlement amount awarded to other party	R 5.2
Provision raised for settlement
Disclosure of other provisions [line items]
Discount rates		6.20%	7.60%	8.50%
Provisions, Nominal Amount		R 1.0